Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM

ATM Large Cap Managed Volatility Portfolio
EQ/500 Managed Volatility Portfolio
EQ/ClearBridge Large Cap Growth ESG Portfolio
EQ/Fidelity Institutional AM® Large Cap Portfolio
EQ/JPMorgan Growth Stock Portfolio
EQ/Large Cap Growth Managed Volatility Portfolio
EQ/Loomis Sayles Growth Portfolio
EQ/MFS Utilities Series Portfolio
EQ/Wellington Energy Portfolio
Multimanager Aggressive Equity Portfolio
Multimanager Technology Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.
The section of EQ/Large Cap Growth Managed Volatility Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by replacing the third sentence of the second paragraph with the following sentence:
Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets, and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.
The section of Multimanager Technology Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by replacing the third sentence of the second paragraph with the following sentence:
Under normal circumstances, the Adviser allocates approximately 50% of the Portfolio’s net assets among the Active Allocated Portions, approximately 30% of the Portfolio’s net assets to the Index Allocated Portion, and approximately 20% of the Portfolio’s net assets to the ETF Allocated Portion.

Multimanager Aggressive Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
Multimanager Aggressive Equity Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

Multimanager Technology Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
Multimanager Technology Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.
The section of Multimanager Technology Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by replacing the third sentence of the second paragraph with the following sentence:
Under normal circumstances, the Adviser allocates approximately 50% of the Portfolio’s net assets among the Active Allocated Portions, approximately 30% of the Portfolio’s net assets to the Index Allocated Portion, and approximately 20% of the Portfolio’s net assets to the ETF Allocated Portion.

EQ/MFS Utilities Series Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/MFS Utilities Series Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

EQ/Fidelity Institutional AM Large Cap Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/Fidelity Institutional AM® Large Cap Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

EQ/Wellington Energy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/Wellington Energy Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

EQ/Clearbridge Large Cap Growth ESG Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/ClearBridge Large Cap Growth ESG Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

EQ/Large Cap Growth Managed Volatility Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/Large Cap Growth Managed Volatility Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.
The section of EQ/Large Cap Growth Managed Volatility Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by replacing the third sentence of the second paragraph with the following sentence:
Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets, and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

EQ/Loomis Sayles Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/Loomis Sayles Growth Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

EQ/JPMorgan Growth Stock Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/JPMorgan Growth Stock Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

EQ/500 Managed Volatility Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/500 Managed Volatility Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.

ATM Large Cap Managed Volatility Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
ATM Large Cap Managed Volatility Portfolio
SUPPLEMENT DATED FEBRUARY 4, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.
Information regarding proposed changes with respect to the ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated November 19, 2025. The purpose of this Supplement is to provide you with updated information regarding the change(s) with respect to each Portfolio.
At a joint special meeting of the shareholders of the Portfolios held on February 4, 2026, shareholders approved a change in classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended, for each of the Portfolios. To the extent a Portfolio’s portfolio securities are repositioned in connection with the change in classification, shareholders of the Portfolio will indirectly incur brokerage commissions and other transaction costs typically associated with the purchase and sale of securities. Such transaction costs will vary depending on the level of repositioning of a Portfolio’s holdings.
In addition, in connection with the change in classification, (i) EQ/Large Cap Growth Managed Volatility Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 50% to 60%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 20% to 10%), and (ii) Multimanager Technology Portfolio’s principal investment strategy is being modified to increase the percentage of assets allocated to the Index Allocated Portion by 10% (from 20% to 30%) and decrease the percentage of assets allocated to the ETF Allocated Portion by 10% (from 30% to 20%). In connection with these changes, each of these Portfolios will experience a transition period during which its securities holdings will be repositioned. Each Portfolio may not pursue its principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes are being made effective March 1, 2026:
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence to the end of the first paragraph:
The Portfolio is “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified portfolio.
The section of each Portfolio’s Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended by adding the following:
Non‑Diversified Portfolio Risk — The Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Portfolio may experience greater performance volatility than a portfolio that is more broadly invested.